Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of December 31, 2021 and 2020 are as follows:

	Balance as of December 31,
	2021	2020

Credit receivables (current)	19,387	23,067
Credit receivables (non-current)	15,768	10,082
Total receivables from related parties	35,155	33,149

Credit payables (current)	9,494	18,477
Credit payables (non-current)	5	6,810
Total payables to related parties	9,499	25,287

Related party transactions
The transactions carried out by entities included in these Consolidated Financial Statements with related parties not included in the consolidation perimeter of Atlantica, for the years ended December 31, 2021, 2020 and 2019 have been as follows:

	For the year ended December 31,
	2021	2020	2019
Financial income	2,069	2,017	978
Financial expense	(97)	(155)	(195)